Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Loss	Total Controlling Interests	Noncontrolling Operating Partnership Common Units	Noncontrolling Interests in Real Estate	Total
Beginning balance - value at Dec. 31, 2012	$ 15,140	$ 0	$ (30,000)	$ (1,015,324)	$ (1,030,184)	$ 0	$ (1,041,007)	$ (2,071,191)
Beginning balance - shares at Dec. 31, 2012	15,140,222					0
Membership interest issued for cash				319,129	319,129			319,129
Membership interest issued for services			30,000	20,000	50,000			50,000
Shares issued as stock compensation, value	$ 300	47,695			47,995			47,995
Shares issued as stock compensation, shares	300,000
Shares issued for cash, value	$ 322	402,178			402,500			402,500
Shares issued for cash, shares	322,000
Net loss				(1,290,629)	(1,290,629)		(170,346)	(1,460,975)
Ending balance, value at Dec. 31, 2013	$ 15,762	449,873	0	(1,966,824)	(1,501,189)	$ 0	(1,211,353)	$ (2,712,542)
Ending balance, shares at Dec. 31, 2013	15,762,222					0		15,762,222
Beginning balance - shares at Dec. 31, 2013	15,762,222					0
Operating Partnership common units issued, net of issuance costs, value						$ 11,498,820		$ 11,498,820
Operating Partnership common units issued, net of issuance costs, units						9,200,000
Shares issued as stock compensation, value	$ 981	651,853			652,834			652,834
Shares issued as stock compensation, shares	981,300
Net loss				(2,772,865)	(2,772,865)	$ (971,916)	(162,005)	(3,906,786)
Ending balance, value at Dec. 31, 2014	$ 16,743	$ 1,101,726	$ 0	$ (4,739,689)	$ (3,621,220)	$ 10,526,904	$ (1,373,358)	$ 5,532,326
Ending balance, shares at Dec. 31, 2014	16,743,522					9,200,000		16,743,522